UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01920

                              Stralem Fund
(Exact name of registrant as specified in charter)

645 Madison Ave, 13th  Floor, New York NY 10022
(Address of principal executive offices)     (Zip code)

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:   212-888-8123

Date of fiscal year end:   October 31, 2006

Date of reporting period:   April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

This amended Form N-CRS/A for Stralem Fund (the "Registrant") is being filed to replace the “Approval of Advisory Agreement” section in Item 1 in the original Form N-CSR filed on June 14, 2006.

ITEM 1.    REPORTS TO STOCKHOLDERS.

STRALEM FUND

STRALEM BALANCED FUND
STRALEM EQUITY FUND

FINANCIAL STATEMENTS

APRIL 30, 2006

(unaudited)

STRALEM FUND

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2006
(unaudited)

	Stralem Balanced	Stralem Equity
	Fund	Fund
ASSETS
Investments, at fair value
Common stocks (Stralem Balanced Fund cost $30,365,621, Stralem Equity Fund cost $57,633,144)	37,384,957	68,769,860
United States Government obligations (Stralem Balanced Fund cost $16,372,357)	16,981,406	-
Money market mutual funds	1,028,091	1,410,084

	55,394,454	70,179,944

Interest and dividends receivable	267,774	135,617
Prepaid expenses	38,851	39,845
Cash	19,372	7,868

	55,720,451	70,363,274

LIABILITIES
Accrued expenses and accounts payable	22,311	18,474
Advisory and administrative fees payable to adviser	51,513	77,324
Payable for shares reacquired	15,000	-

	88,824	95,798

Net assets applicable to outstanding shares of beneficial interest	$55,631,627	$70,267,476

Net asset value per share - based on 4,219,028.866 shares (Stralem Balanced Fund) and 595,451.752 shares (Stralem Equity Fund) of beneficial interest outstanding (offering price and redemption price)	$13.19	$118.01

Analysis of net assets:
Paid-in capital	44,744,508	60,885,254
Undistributed ordinary income	781,935	309,785
Net undistributed capital gains (losses)	2,476,799	(2,064,279)
Net unrealized appreciation	7,628,385	11,136,716

	$55,631,627	$70,267,476

See notes to financial statements

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
April 30, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (67.48%):
	Aerospace/Defense (3.38%):
22,900	L-3 Communications Holdings, Inc	$ 1,870,930
	Communications Equipment (3.14%):
*82,900	Cisco Systems Inc.	1,736,755
	Diversified Chemicals (2.80%):
28,500	Eastman Chemical Co.	1,548,975
	Electrical Equipment (3.53%):
23,000	Emerson Electric Co	1,953,850
	Health Care - Biotechnology (1.20%):
*9,800	Amgen Inc.	663,460
	Health Care - Equipment (1.44%):
15,900	Medtronic Inc	796,908
	Health Care - Managed Care (2.88%):
32,100	UnitedHealth Group, Inc	1,596,654
	Household Appliances (2.56%):
15,800	Whirlpool Corp.	1,418,050
	Industrial Machinery (3.74%):
47,400	Ingersoll-Rand Co Ltd	2,073,750
	Insurance - Multi-Line (7.18%):
28,300	American International Group, Inc	1,846,575
20,100	Loews Corporation	2,133,615
	Oil & Gas - Exploration/Production (3.87%):
7,000	Anadarko Petroleum Corp.	733,740
23,500	Devon Energy Corp.	1,412,585
	Oil & Gas - Integrated (4.23%):
25,100	Chevron Corp.	1,531,602
8,000	Occidental Petroleum Corp.	821,920
	Oil & Gas - Refining/Marketing (2.78%):
19,000	Sunoco Inc.	1,539,760
	Pharmaceuticals (7.55%):
36,900	Abbott Laboratories	1,577,106
27,200	Johnson & Johnson	1,594,192
39,700	Pfizer Incorporated	1,005,601
	Restaurants (3.31%):
53,000	McDonald’s Corporation	1,832,210
	Retail - Home Improvement (6.56%):
45,500	Home Depot, Inc	1,816,815
28,800	Lowes Companies, Inc	1,815,840
	Semiconductor (2.57%):
71,300	Intel Corp.	1,424,574
	Systems Software (2.45%):
56,200	Microsoft Corp.	1,357,230
	Thrift & Mortgage Financing (2.31%):
21,000	Freddie Mac	1,282,260

		37,384,957
	United States Government obligations (30.66%):
	Treasury bonds and notes (30.66%):
$8,500,000	February 15, 2007; 2.25%	8,324,687
$8,500,000	May 15, 2009; 5.50%	8,656,719

		$ 16,981,406

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
April 30, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	(Continued):
	Money market mutual funds (1.86%):
	Dreyfus NY Muni Cash Management Fund	1,028,091

	Total Portfolio (cost $47,766,069)	$ 55,394,454

*Nonincome producing

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
April 30, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (97.99%):
	Aerospace/Defense (3.38%):
29,000	L-3 Communications Holdings, Inc	$ 2,369,300
	Communications Equipment (2.97%):
*99,600	Cisco Systems Inc.	2,086,620
	Diversified Chemicals (4.13%):
53,300	Eastman Chemical Co	2,896,855
	Electrical Equipment (3.79%):
31,300	Emerson Electric Co	2,658,935
	Electrical Utilities (16.41%):
47,300	Ameren Corp.	2,382,501
51,500	Consolidated Edison, Inc	2,220,680
57,400	Pinnacle West Capital Corp.	2,301,740
55,500	Progress Energy, Inc	2,375,400
69,700	Southern Co.	2,246,431
	Health Care - Biotechnology (1.22%):
*12,600	Amgen Inc.	853,020
	Health Care - Equipment (1.15%):
16,100	Medtronic Inc	806,932
	Health Care - Managed Care (2.93%):
41,400	UnitedHealth Group, Inc	2,059,236
	Household Appliances (4.54%):
35,450	Whirlpool Corp	3,181,637
	Industrial Machinery (3.84%):
61,600	Ingersoll-Rand Co Ltd	2,695,000
	Insurance-Multi-Line (7.41%):
35,300	American International Group, Inc	2,303,325
27,300	Loews Corporation	2,897,895
	Oil & Gas - Exploration/Production (5.83%):
13,100	Anadarko Petroleum Corp.	1,373,142
45,200	Devon Energy Corp.	2,716,972
	Oil & Gas - Integrated (6.04%):
43,800	Chevron Corp.	2,672,676
15,200	Occidental Petroleum Corp	1,561,648
	Oil & Gas - Refining/Marketing (4.78%):
41,400	Sunoco, Inc	3,355,056
	Pharmaceuticals (7.91%):
41,100	Abbott Laboratories	1,756,614
31,450	Johnson & Johnson	1,843,285
77,100	Pfizer Incorporated	1,952,943
	Restaurants (3.40%):
69,100	McDonald’s Corporation	2,388,787
	Retail - Home Improvement (6.77%):
60,200	Home Depot, Inc	2,403,786
37,200	Lowes Companies, Inc	2,345,460
	Semiconductor (2.43%):
85,400	Intel Corp.	1,706,292
	Systems Software (2.16%):
62,600	Microsoft Corp.	1,511,790

	carried forward	$ 63,923,958

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
April 30, 2006
(unaudited)

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$ 63,923,958
	Thrift & Mortgage Financing (3.66%):
42,100	Freddie Mac	2,570,626
	Tobacco (3.24%):
31,100	Altria Group, Inc	2,275,276

		68,769,860

	Money market mutual funds (2.01%):
	Dreyfus NY Muni Cash Management Fund	1,410,084

	Total Portfolio (cost $59,043,228)	$ 70,179,944

*Nonincome producing

See notes to financial statements

STRALEM FUND

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2006
(unaudited)

	Stralem Balanced	Stralem Equity
	Fund	Fund
Investment income:
Interest	$508,800	$91,093
Dividends	296,239	784,458

	805,039	875,551

Expenses:
Investment advisory	278,315	413,063
Legal fees	61,723	61,715
Auditing fees	16,287	16,297
Administration expenses	42,284	50,076
Insurance	10,605	10,605
Filing fees	8,400	8,298
Miscellaneous	5,063	5,071
Directors' fees	3,123	3,123
Regulatory	2,172	2,172
Taxes	543	362

	428,515	570,782

Net investment income	376,524	304,769

Net realized gain from security transactions	2,469,443	1,770,714
Net (decrease) increase in unrealized appreciation of investments	(1,660,465)	741,895

Net gain on investments	808,978	2,512,609

Net increase in net assets resulting from operations	$1,185,502	$2,817,378

See notes to financial statements

STRALEM FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Stralem Balanced Fund		Stralem Equity Fund

	Six Months Ended	Ten Months Ended	Six Months Ended	Ten Months Ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
	(unaudited)		(unaudited)
Operations:
Net investment income	$376,524	$684,225	$304,769	$101,137
Net realized gain from security transactions	2,469,443	1,438,597	1,770,714	2,031,119
Net (decrease) increase in unrealized
appreciation of investments	(1,660,465)	(1,718,384)	741,895	2,657,346

	1,185,502	404,438	2,817,378	4,789,602

Distributions to shareholders:
Investment income	-	(554,016)	-	(101,873)
Realized gains	-	(1,435,308)	-	-

-		(1,989,324)	-	(101,873)

Capital share transactions:
Proceeds from shares sold	1,919,030	3,352,794	12,405,082	12,463,720
Proceeds from reinvestments of dividends	-	6,487,185	-	395,012
Cost of shares redeemed	(4,479,992)	(8,314,902)	(5,645,259)	(3,882,193)

	(2,560,962)	1,525,077	6,759,823	8,976,539

(Decrease) increase in net assets	(1,375,460)	(59,809)	9,577,201	13,664,268
Net assets at the beginning of the period	57,007,087	57,066,896	60,690,275	47,026,007

Net assets at April 30,	$55,631,627		$70,267,476

Net assets at October 31,		$57,007,087		$60,690,275
Accumulated undistributed net investment
income at end of the period	$781,935	$405,411	$309,785	$5,016

Number of trust shares:
Sold	148,209.398	253,505.953	106,249.344	118,421.938
Issued on reinvestment of dividends	-	492,764.981	-	3,750.446
Redeemed	(338,393.111)	(628,273.714)	(47,821.035)	(35,360.021)

Net (decrease) increase in shares outstanding	(190,183.713)	117,997.220	58,428.309	86,812.363

See notes to financial statements

STRALEM FUND

Note A - Organization

Stralem Balanced Fund (the "Balanced Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Balanced Fund and the Equity Fund are non-diversified, open-ended management investment companies. The Balanced Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation.

In 2005, each Fund changed its year end from December 31 to October 31 pursuant to approval of private letter rulings filed by each Fund with the Internal Revenue Service.

Note B - Summary of Significant Accounting Policies

[1]	Security valuation:

Investments in securities are valued at the last reported sales price on the last business day of the period; if there have been no sales for any business day, a security is valued at the last reported sale price. United States Treasury notes are valued at the last reported sale price; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available, are valued at fair value by management in accordance with the Trust’s policy and approved by the Board of Trustees.

[2]	Federal income taxes:

Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]	Other:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.

See notes to financial statements

STRALEM FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2006
(unaudited)

Note C - related party transactions

The Balanced Fund has an investment advisory agreement with Stralem & Company Incorporated (the "Investment Adviser") that provides for a quarterly fee of .25 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Balanced Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately .75 of 1% and .50 of 1%, respectively, annually). In addition, until September 30, 2005, pursuant to the investment advisory agreement, the Balanced Fund reimbursed the Investment Adviser for its expenses attributable to the administration of the Balanced Fund, up to $25,000 per annum. Effective October 1, 2005 the Trust entered into an administrative services agreement with the Investment Adviser as described below.

During the period from November 1, 2005 until December 31, 2005, the Balanced Fund placed all of its brokerage transactions with the Investment Adviser who, in turn, executed these transactions with Pershing LLC, the Trust's custodian. During that period, the Balanced Fund's brokerage commissions amounted to approximately $1,600 of which approximately $500 was paid to Pershing LLC and $1,100 was paid to the Investment Adviser. Effective January 1, 2006, the Investment Adviser is no longer a registered broker-dealer or the distributor of the Balanced Fund.

Through June 30, 2005, the Equity Fund had an investment advisory agreement with the Investment Adviser that provided for a quarterly fee of .375 of 1% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Equity Fund for the first $100,000,000 of net asset value, decreasing to a quarterly rate of .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). The Equity Fund’s investment advisory agreement was amended effective July 1, 2005 and provides for a quarterly fee of .3125 of 1% (equivalent to approximately 1.25% annually) of the average weekly net asset value of the Equity Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .25 of 1% for the next $50,000,000 and .1875 of 1% thereafter (equivalent to approximately 1.00% and .75%, respectively, annually). In addition, until September 30, 2005, the Equity Fund reimbursed the Investment Adviser for its expenses attributable to the administration of the Equity Fund pursuant to the investment advisory agreement. Effective October 1, 2005 the Trust entered into a separate administrative agreement with the Investment Adviser as discussed below.

During the period from November 1, 2005 until December 31, 2005, the Equity Fund placed all of its brokerage transactions with the Investment Adviser who, in turn, executed these transactions with Pershing LLC, the Trust's custodian. During that period, the Equity Fund's brokerage commissions amounted to approximately $2,600 of which $800 was paid to Pershing LLC and $1,800 was paid to the Investment Adviser. Effective January 1, 2006, the Investment Adviser is no longer a registered broker-dealer or the distributor of the Equity Fund.

At a meeting held on June 8, 2005, the Board of Trustees approved an amended and restated investment advisory agreement for both Funds which was approved by the shareholders of each Fund at a shareholders meeting held on September 12, 2005. The new investment advisory agreement deletes all references to administrative services which are instead contained in a separate administrative services agreement between the Trust and the Investment Adviser effective October 1, 2005.  Under the separate administrative services agreement, each Fund pays the Investment Adviser an annual administration fee, payable quarterly, of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of the average weekly net assets of each Fund.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

See notes to financial statements

STRALEM FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2006
(unaudited)

Note D - Investment Transactions

		Stralem Balanced	Stralem Equity
		Fund	Fund
[1]	Gross unrealized appreciation at April 30, 2006 (Stralem Balanced Fund - cost* $30,048,426 and Stralem Equity Fund - cost* $38,826,712)	$ 8,364,719	$ 12,640,255
	Gross unrealized depreciation at April 30, 2006 (Stralem Balanced Fund - cost* $16,554,852 and Stralem Equity Fund - cost* $18,806,432)	(601,634)	(1,503,539)

	Net unrealized appreciation	$ 7,763,085	$ 11,136,716

*U.S. Federal income tax basis

[2]
	Purchases**	$ 12,471,036	$ 13,156,532
	Sales**	$ 17,139,379	$ 7,021,462

**Excluding short-term securities

Note E - Federal Tax Information

At October 31, 2005 the Equity Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring
October 31,	Amount

2010	$ 2,248,613
2011	1,586,380

$ 3,834,993

See notes to financial statements

STRALEM FUND

CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the period)

	Stralem Balanced Fund		Stralem Equity Fund
	Six Months	Ten	Six Months	Ten
	Ended	Months Ended	Ended	Months Ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
	(unaudited)		(unaudited)

Net asset value, beginning of period	$12.93	$13.30	$113.01	$104.45

Income from investment operations:
Net investment income	.08	.16	.51	.19
Net (losses) or gains on securities	.18	(.06)	4.49	8.56

Total from investment income	.26	.10	5.00	8.75

Less distributions:
Dividends from net investment income	-	(.13)	-	(.19)
Distributions from capital gains	-	(.34)	-	-

Total distributions	-	(.47)	-	(.19)

Net asset value, end of period	$13.19	$12.93	$118.01	$113.01

Total return	2.01%*	.71%*	4.42%*	8.38%*
Ratios/supplemental data:
Net assets, end of period (in thousands)	$55,632	$57,007	$70,267	$60,690
Ratio of expenses to average net assets	1.49%**	1.16%*	1.65%**	1.57%*
Ratio of net investment income to average
net assets	1.31%**	1.12%*	.88%**	.18%*
Portfolio turnover rate	45.00%**	16.00%*	21.00%**	18.00%*

* Not annualized
** Annualized

Note: The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

See notes to financial statements

STRALEM FUND

Percentages are based on each Fund’s total portfolio.

See notes to financial statements

STRALEM FUND

DISCLOSURE OF FUND EXPENSES

Example

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses which are deducted from each funds’ gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Stralem Balanced Fund

	Beginning Account Value 11/1/05	Ending Account Value 04/30/06	Expenses Paid During Period *
Actual	$1,000.00	$1,012.65	$7.54
Hypothetical (5% return before expenses)	$1,000.00	$1,042.55	$7.65

*Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/366.

Stralem Equity Fund

	Beginning Account Value 11/1/05	Ending Account Value 04/30/06	Expenses Paid During Period *
Actual	$1,000.00	$1,018.03	$8.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$8.47

*Expenses are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 184/366.

See notes to financial statements

STRALEM FUND

TRUSTEES COMPENSATION
Trustees	Aggregate Compensation From Funds For the six months ended April 30, 2006	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
Mr. Baumann	None	None	None	None
Mr. Pearlman	$3,000	None	None	$3,000
Mr. Rubin	$3,000	None	None	$3,000
Mr. Ruff	$3,000	None	None	$3,000

None of the Trustees and Officers of the Funds receives any compensation, other than Trustees’ fees, from the Funds. Each Trustee receives a fee of $1,000 per meeting for each Trustees meeting attended. In addition, the Funds reimburse the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least four meetings per year. No Trustees’ out-of-pocket expenses were claimed or reimbursed during the six months ended April 30, 2006.

See notes to financial statements

STRALEM FUND

Additional Information

Proxy Voting Policies and Procedures
A description of Stralem Fund’s proxy voting policies and procedures is available, without charge, upon request by calling Stralem collect at 212-888-8123 or on the SEC’s website at http://www.sec.gov. Each Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling Stralem at the above number.

Quarterly Portfolio Holdings
The Funds’ Form N-Q containing a complete schedule of portfolio holdings for the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling Stralem collect at 212-888-8123.

Householding
The Funds will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household”. This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be “householded,” please send us a written request or call us collect at 212-888-8123.

Approval of Advisory Agreement
On March 23, 2006, the Board of Trustees of Stralem Fund approved the continuation of the advisory agreement on behalf of each Fund with the Adviser. The Board considered all factors that it deemed relevant, including, among other things: the nature and quality of the services the Adviser provided to each Fund and its shareholders including administrative and transfer agency services, the performance of each Fund, the level of fees paid by each Fund compared to fees paid by other similar funds and the Adviser’s managed accounts, the level of profitability of the Adviser and the level of and quality of the Adviser’s advisory personnel, and determined that the continuation of the advisory agreement was in the best interest of Stralem Fund and its shareholders.

The Board noted its confidence in the capability and integrity of the Adviser. They considered that the Adviser has managed Stralem Fund since its inception in 1969. They noted that many of the Stralem Fund’s shareholders were long term investors who enjoyed the personal service that they received directly from the Adviser.

With respect to the Balanced Fund, the Board considered that the Fund had underperformed its relevant peer group for the one-, three- and five- year periods, but outperformed its peer group over the ten- year period. The Board noted that the universe of balanced funds is diverse and many of the funds in the universe do not have the same asset allocation as the Balanced Fund and that performance varies based on a fund’s allocation. They discussed that the fixed income portion of the Balanced Fund’s portfolio has been underperforming the market.

The Board concluded that the Balanced Fund’s expense ratio was generally higher than the average expense ratio of funds in its peer group. They discussed that a number of shareholders in the Balanced Fund had recently moved into the Equity Fund which, coupled with the new administrative fee, caused a proportionate increase in the Balanced Fund’s expense ratio levels thereby diminishing economies of scale.  The Board agreed to periodically review the Balanced Fund’s level of assets to determine whether the Fund’s fee structure continued to be appropriate and whether there were economies of scale that might bring the Fund more in line with its peer group.

With respect to the Equity Fund, the Board considered that the Fund had outperformed its peer group for the one, three and five year periods.

STRALEM FUND

STRALEM FUND

OFFICERS

Philippe E. Baumann, President
Philippe Labaune, Vice President
Adam Abelson, Vice President
Hirschel B. Abelson, Secretary & Treasurer
Joann Paccione, Assistant Treasurer/Secretary/
Chief Compliance Officer

Trustees

Name/Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During the Last 5 Years
Philippe Baumann, 76	Trustee and President	33	Executive Vice President and Director of the Investment Adviser.
Kenneth Pearlman, 75	Trustee	33	Retired. Formerly Managing Director of The Evans Partnership (real estate partnership).
Michael Rubin, 65	Trustee	9	Retired
Jean Paul Ruff, 70	Trustee	26	President and Chairman, Hawley Fuel Coal, Inc

Investment Adviser

Stralem & Company Incorporated
645 Madison Avenue
New York, NY 10022

Office

645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. Portfolios can suffer losses as well as gains.

ITEM 2.     CODE OF ETHICS.

Not applicable in semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable in semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable in semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin, all independent Trustees.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
           COMPANIES.

Not Applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY.

         Not Applicable.

 ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b)    There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.    EXHIBITS

(a) (1)    Not applicable in semi-annual report.

(a) (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund

By (Signature and Title)* /s/ Philippe E. Baumann ___
Philippe E. Baumann, President
(Principal Executive Officer)

Date: June 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Hirschel B. Abelson __
Hirschel B. Abelson
(Principal Financial Officer)

Date: June 13, 2006

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1.    I have reviewed this report on Form N-CSR of Stralem Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5.    The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a)
all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6.    The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: June 13, 2006

/s/ Philippe E. Bauman
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Hirschel B. Abelson, certify that:

1.    I have reviewed this report on Form N-CSR of Stralem Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

a)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5.    The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):
a)
all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6.    The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: June 13, 2006

/s/ Hirschel B. Abelson
Hirschel B. Abelson
Principal Financial Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

The undersigned, the President of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.    such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.    the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 13, 2006

/s/ Philippe E. Bauman
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

The undersigned, the Chief Financial Officer of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.    such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.    the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 13, 2006

/s/ Hirschel B. Abelson
Hirschel B. Abelson
Principal Financial Officer